CAPITAL STOCK (Details) - Warrants [member]	3 Months Ended
Mar. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants, beginning | shares	9,200,000
Weighted Average Exercise Price, beginning | $ / shares	$ 0.05
Issued | shares	1,475,000
Weighted Average Exercise Price, Issued | $ / shares	$ 0.15
Number of Warrants, ending | shares	10,675,000
Weighted Average Exercise Price, ending | $ / shares	$ 0.06